Trade accounts receivables - Movement in the Allowance for Expected Credit Losses of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Beginning balance	R$ 23,656	R$ 7,745
Charge for the year	30,372	35,695
Reversal	(269)	(3,179)
Write-off	(21,296)	(16,605)
Ending balance	R$ 32,463	R$ 23,656